Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer Series Trust III
Entity Central Index Key	0001306349
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000027968 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Disciplined Value Fund
Class Name	Class A
Trading Symbol	CVFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Disciplined Value Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class A shares at NAV returned 14.09%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (S&P 500) Total Return Index, returned 27.14%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 21.15% over the period.
  The Fund adopts an investment strategy that emphasizes a valuation-conscious approach when selecting US stocks. The Fund underperformed relative to its performance benchmark due to a combination of weak sector allocation and poor security selection. In particular, security selection in the healthcare and industrials sectors, as well as an overweight position in the energy and materials sectors hurt performance.
  Stock selection in the financials and materials sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An overweight allocation to the utilities sector and slight overweight to the information technology sector also contributed to the Fund’s returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and Russell 1000 Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	7.52%	9.25%	7.58%
Class A (without sales charge)	14.09%	10.56%	8.22%
S&P 500 Total Return Index	27.14%	15.92%	12.98%
Russell 1000 Value Total Return Index	21.15%	11.16%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 408,357,632
Holdings Count | Holding	51	[1]
Advisory Fees Paid, Amount	$ 1,344,193
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$408,357,632%
Total number of portfolio holdings	51^^
Total advisory fee paid	$1,344,193
Portfolio turnover rate	111%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of August 31, 2024)*
Financials	18.4%
Health Care	17.2%
Basic Materials	12.0%
Consumer Staples	11.2%
Information Technology	9.7%
Industrials	8.3%
Utilities	7.4%
Energy	6.7%
Communication Services	5.5%
Real Estate	2.4%
Consumer Discretionary	1.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000027970 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Disciplined Value Fund
Class Name	Class C
Trading Symbol	CVCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Disciplined Value Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.56%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class C shares at NAV returned 13.27%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (S&P 500) Total Return Index, returned 27.14%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 21.15% over the period.
  The Fund adopts an investment strategy that emphasizes a valuation-conscious approach when selecting US stocks. The Fund underperformed relative to its performance benchmark due to a combination of weak sector allocation and poor security selection. In particular, security selection in the healthcare and industrials sectors, as well as an overweight position in the energy and materials sectors hurt performance.
  Stock selection in the financials and materials sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An overweight allocation to the utilities sector and slight overweight to the information technology sector also contributed to the Fund’s returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and Russell 1000 Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	12.27%	9.72%	7.41%
Class C (without contingent deferred sales charge)	13.27%	9.72%	7.41%
S&P 500 Total Return Index	27.14%	15.92%	12.98%
Russell 1000 Value Total Return Index	21.15%	11.16%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 408,357,632
Holdings Count | Holding	51	[2]
Advisory Fees Paid, Amount	$ 1,344,193
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$408,357,632%
Total number of portfolio holdings	51^^
Total advisory fee paid	$1,344,193
Portfolio turnover rate	111%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of August 31, 2024)*
Financials	18.4%
Health Care	17.2%
Basic Materials	12.0%
Consumer Staples	11.2%
Information Technology	9.7%
Industrials	8.3%
Utilities	7.4%
Energy	6.7%
Communication Services	5.5%
Real Estate	2.4%
Consumer Discretionary	1.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000199250 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Disciplined Value Fund
Class Name	Class K
Trading Symbol	CVKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Disciplined Value Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class K shares at NAV returned 14.48%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (S&P 500) Total Return Index, returned 27.14%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 21.15% over the period.
  The Fund adopts an investment strategy that emphasizes a valuation-conscious approach when selecting US stocks. The Fund underperformed relative to its performance benchmark due to a combination of weak sector allocation and poor security selection. In particular, security selection in the healthcare and industrials sectors, as well as an overweight position in the energy and materials sectors hurt performance.
  Stock selection in the financials and materials sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An overweight allocation to the utilities sector and slight overweight to the information technology sector also contributed to the Fund’s returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class K shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and Russell 1000 Value Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class K	14.48%	10.77%	8.32%
S&P 500 Total Return Index	27.14%	15.92%	12.98%
Russell 1000 Value Total Return Index	21.15%	11.16%	8.85%

Performance Inception Date	Dec. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 408,357,632
Holdings Count | Holding	51	[3]
Advisory Fees Paid, Amount	$ 1,344,193
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$408,357,632%
Total number of portfolio holdings	51^^
Total advisory fee paid	$1,344,193
Portfolio turnover rate	111%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of August 31, 2024)*
Financials	18.4%
Health Care	17.2%
Basic Materials	12.0%
Consumer Staples	11.2%
Information Technology	9.7%
Industrials	8.3%
Utilities	7.4%
Energy	6.7%
Communication Services	5.5%
Real Estate	2.4%
Consumer Discretionary	1.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000041565 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Disciplined Value Fund
Class Name	Class R
Trading Symbol	CVRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Disciplined Value Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$126	1.18%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class R shares at NAV returned 13.67%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (S&P 500) Total Return Index, returned 27.14%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 21.15% over the period.
  The Fund adopts an investment strategy that emphasizes a valuation-conscious approach when selecting US stocks. The Fund underperformed relative to its performance benchmark due to a combination of weak sector allocation and poor security selection. In particular, security selection in the healthcare and industrials sectors, as well as an overweight position in the energy and materials sectors hurt performance.
  Stock selection in the financials and materials sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An overweight allocation to the utilities sector and slight overweight to the information technology sector also contributed to the Fund’s returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and Russell 1000 Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	13.67%	10.11%	7.86%
S&P 500 Total Return Index	27.14%	15.92%	12.98%
Russell 1000 Value Total Return Index	21.15%	11.16%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 408,357,632
Holdings Count | Holding	51	[4]
Advisory Fees Paid, Amount	$ 1,344,193
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$408,357,632%
Total number of portfolio holdings	51^^
Total advisory fee paid	$1,344,193
Portfolio turnover rate	111%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of August 31, 2024)*
Financials	18.4%
Health Care	17.2%
Basic Materials	12.0%
Consumer Staples	11.2%
Information Technology	9.7%
Industrials	8.3%
Utilities	7.4%
Energy	6.7%
Communication Services	5.5%
Real Estate	2.4%
Consumer Discretionary	1.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000027971 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Disciplined Value Fund
Class Name	Class Y
Trading Symbol	CVFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Disciplined Value Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class Y shares at NAV returned 14.56%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (S&P 500) Total Return Index, returned 27.14%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 21.15% over the period.
  The Fund adopts an investment strategy that emphasizes a valuation-conscious approach when selecting US stocks. The Fund underperformed relative to its performance benchmark due to a combination of weak sector allocation and poor security selection. In particular, security selection in the healthcare and industrials sectors, as well as an overweight position in the energy and materials sectors hurt performance.
  Stock selection in the financials and materials sectors made the largest contribution to performance relative to the Fund’s performance benchmark.
  An overweight allocation to the utilities sector and slight overweight to the information technology sector also contributed to the Fund’s returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and Russell 1000 Value Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	14.56%	10.94%	8.58%
S&P 500 Total Return Index	27.14%	15.92%	12.98%
Russell 1000 Value Total Return Index	21.15%	11.16%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 408,357,632
Holdings Count | Holding	51	[5]
Advisory Fees Paid, Amount	$ 1,344,193
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$408,357,632%
Total number of portfolio holdings	51^^
Total advisory fee paid	$1,344,193
Portfolio turnover rate	111%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of August 31, 2024)*
Financials	18.4%
Health Care	17.2%
Basic Materials	12.0%
Consumer Staples	11.2%
Information Technology	9.7%
Industrials	8.3%
Utilities	7.4%
Energy	6.7%
Communication Services	5.5%
Real Estate	2.4%
Consumer Discretionary	1.2%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments and all derivative contracts except for options purchased.
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Excluding short-term investments and all derivative contracts except for options purchased.